UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Treasurys Stocks
Balance, shares at Dec. 31, 2021			701,780					15,497
Balance, amount at Dec. 31, 2021	$ 4,379,463	$ 0	$ 702	$ 39,692,595	$ 0	$ (34,345,506)	$ (151,621)	$ (816,707)
Foreign currency translation adjustment, net	(981,014)	0	$ 0	0	0	0	(981,014)	0
Shares issued in lieu of cash, shares			40,600
Shares issued in lieu of cash, amount	175,941	0	$ 41	175,900	0	0	0	0
Net loss	(13,830,371)	0	0	0	0	(13,830,371)	0	0
Adoption of ASU 2020-06	(240,752)	$ 0	0	(294,000)	0	53,248	0	0
Issuance of Series A preferred stock, net of issuance costs of $547,700, shares		6,000
Issuance of Series A preferred stock, net of issuance costs of $547,700, amount	0	$ 5,452,300	$ 0	0	0	0	0	0
Conversion of Series A preferred stock, shares		(6,000)	386,588
Conversion of Series A preferred stock, amount	5,452,300	$ (5,452,300)	$ 387	5,451,913	0	0	0	0
Sale of common stock, shares			5,314,987
Sale of common stock, amount	6,622,924	0	$ 5,315	11,367,717	(4,750,108)	0	0	0
Sale of warrants bundled with common stock	26,216,237	0	$ 0	26,216,237	0	0	0	0
Exercise of warrants, shares			3,608,667
Exercise of warrants, amount	10,826,000	0	$ 3,609	10,822,391	0	0	0	0
Conversion of convertible debt, shares			1,574
Conversion of convertible debt, amount	38,144	0	$ 1	38,143	0	0	0	0
Cashless exercise of warrants, amount	0	0	$ 526	(526)	0	0	0	0
Conversion of notes payable into shares of common stock, shares			9,520
Cashless exercise of warrants, shares			526,112
Conversion of notes payable into shares of common stock, amount	973,420	0	$ 9	973,411	0	0	0	0
Fair value of warrants issued in lieu of cash	24,401	0	0	24,401	0	0	0	0
Deemed dividend upon downround of preferred stock and warrants	0	0	0	16,669,894	0	(16,669,894)	0	0
Deemed dividend on preferred stock	(372,414)	372,414	0	0	0	(372,414)	0	0
Deemed dividend on warrant exchange	0	0	$ 0	1,067,876	0	(1,067,876)	0	0
Rounding upon reverse stock split of 1 for 25 common shares, shares			15,584
Rounding upon reverse stock split of 1 for 25 common shares, amount	16	0	$ 16	0	0	0	0	0
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Foreign currency translation adjustment, net	336,463						336,463
Proceeds from sale of common stock	4,750,000				4,750,000
Shares issued in lieu of cash, shares			15,258
Shares issued in lieu of cash, amount	96,888		$ 15	96,873
Net loss	(459,863)					(459,863)
Balance, amount at Mar. 31, 2023	44,007,783	372,414	$ 10,621	112,302,825	(108)	(66,692,676)	(796,172)	$ (816,707)
Balance, shares at Mar. 31, 2023			10,620,670					15,497
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Net loss	(1,441,393)
Balance, amount at Jun. 30, 2023	43,669,058	372,414	$ 10,952	112,862,111	(108)	(67,674,206)	(712,984)	$ (816,707)
Balance, shares at Jun. 30, 2023			10,951,757					15,497
Balance, shares at Dec. 31, 2022			10,605,412					15,497
Balance, amount at Dec. 31, 2022	39,284,295	372,414	$ 10,606	112,205,952	(4,750,108)	(66,232,813)	(1,132,635)	$ (816,707)
Foreign currency translation adjustment, net	712,791	0	0	0	0	0	712,791	0
Proceeds from sale of common stock	4,750,088	0	$ 0	0	4,750,088	0	0	0
Shares issued in lieu of cash, shares			15,258
Shares issued in lieu of cash, amount	96,888	0	$ 15	96,873	0	0	0	0
Net loss	(18,542,654)	0	$ 0	0	0	(18,542,654)	0	0
Shares issued for purchase of customer base, shares			99,710
Shares issued for purchase of customer base, amount	316,081	0	$ 100	315,981	0	0	0	0
Shares issued for purchase of Cana, shares			46,377
Shares issued for purchase of Cana, amount	138,667	0	$ 46	138,621	0	0	0	0
Stock-based compensation, shares			1,280,294
Stock-based compensation, amount	577,931	0	$ 1,280	576,651	0	0	0	0
Proceeds from sale of common stock, net of financing fees of $19,467, shares			2,116,936
Proceeds from sale of common stock, net of financing fees of $19,467, amount	4,807,038	0	$ 2,117	4,804,921	0	0	0	$ 0
Deemed dividend on preferred stock	0
Proceeds from the exercise of warrants, net of financing fees of $275,000, shares			1,487,000
Proceeds from the exercise of warrants, net of financing fees of $275,000, amount	3,258,741	0	$ 1,487	3,257,254
Shares issued for purchase of Cloudscreen, shares			280,000
Shares issued for purchase of Cloudscreen, amount	319,200	0	$ 280	318,920
Shares issued upon exchange of related party debt, shares			51,485
Shares issued upon exchange of related party debt, amount	52,000	0	$ 52	51,948
Repurchase of treasury stock, shares								71,000
Repurchase of treasury stock, amount	(100,452)	0	0	0	0			$ (100,452)
Deemed dividend upon issunace and downround of warrants	0	0	0	7,241,180	0	(7,241,180)	0	0
Deemed dividend reclassified upon elimination of its redemption provision	372,414	(372,414)				372,414
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Balance, shares at Mar. 31, 2023			10,620,670					15,497
Balance, amount at Mar. 31, 2023	44,007,783	372,414	$ 10,621	112,302,825	(108)	(66,692,676)	(796,172)	$ (816,707)
Foreign currency translation adjustment, net	83,188	0	0	0	0	0	83,188	0
Net loss	(981,530)	0	$ 0	0	0	(981,530)	0	0
Shares issued for purchase of customer base, shares			99,710
Shares issued for purchase of customer base, amount	316,081	0	$ 100	315,981	0	0	0	0
Shares issued for purchase of Cana, shares			46,377
Shares issued for purchase of Cana, amount	138,667	0	$ 46	138,621	0	0	0	0
Stock-based compensation, shares			185,000
Stock-based compensation, amount	104,869	0	$ 185	104,684	0	0	0	0
Balance, amount at Jun. 30, 2023	43,669,058	372,414	$ 10,952	112,862,111	(108)	(67,674,206)	(712,984)	$ (816,707)
Balance, shares at Jun. 30, 2023			10,951,757					15,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Foreign currency translation adjustment, net	(599,276)	0	$ 0	0	0	0	(599,276)	$ 0
Net loss	(1,866,690)	0	$ 0	0	0	(1,866,690)	0	0
Proceeds from sale of common stock, net of financing fees of $19,467, shares			901,488
Proceeds from sale of common stock, net of financing fees of $19,467, amount	629,426	0	$ 901	628,525	0	0	0	0
Shares issued in lieu of cash	108,297	0	$ 0	108,297	0	0	0	0
Shares issued pursuant to warrant exchange agreement, shares			950,063
Shares issued pursuant to warrant exchange agreement, amount	0	0	$ 950	(950)	0	0	0	0
Stock-based compensation	231,897	0	0	231,897	0	0	0	0
Balance, amount at Mar. 31, 2024	34,546,682	0	$ 17,834	129,976,070	(20)	(93,510,923)	(1,019,120)	$ (917,159)
Balance, shares at Mar. 31, 2024			17,834,023					86,497
Balance, shares at Dec. 31, 2023			15,982,472					86,497
Balance, amount at Dec. 31, 2023	36,043,028	0	$ 15,983	129,008,301	(20)	(91,644,233)	(419,844)	$ (917,159)
Net loss	(4,457,401)
Balance, amount at Jun. 30, 2024	32,119,574		$ 17,834	130,316,264	(20)	(96,101,634)	(1,195,711)	$ (917,159)
Balance, shares at Jun. 30, 2024			17,834,023					86,497
Balance, shares at Mar. 31, 2024			17,834,023					86,497
Balance, amount at Mar. 31, 2024	34,546,682	0	$ 17,834	129,976,070	(20)	(93,510,923)	(1,019,120)	$ (917,159)
Foreign currency translation adjustment, net	(176,591)	0	0	0	0	0	(176,591)	0
Net loss	(2,590,711)	0				(2,590,711)
Shares issued in lieu of cash	108,444	0	0	108,444	0	0	0	0
Stock-based compensation	231,750	$ 0	0	231,750	0	0	0	0
Balance, amount at Jun. 30, 2024	$ 32,119,574		$ 17,834	$ 130,316,264	$ (20)	$ (96,101,634)	$ (1,195,711)	$ (917,159)
Balance, shares at Jun. 30, 2024			17,834,023					86,497